UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Annual Report September 30, 2006

EATON VANCE-ATLANTA
CAPITAL
INTERMEDIATE
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Gregory L. Coleman, CFA
 James A. Womack, CFA
  Co-Portfolio Managers

The Fund

Performance for the Past Year

•                  For the year ended September 30, 2006, the Fund’s Class I shares had a total return of 2.83%, the result of a decrease in net asset value (NAV) per share to $9.57 on September 30, 2006, from $9.70 on September 30, 2005, and the reinvestment of $0.395 per share in dividends.(1)

•                  Based on the most recent dividend and NAV on September 30, 2006, of $9.57 per share for Class I, the Fund’s distribution rate was 4.02%.(2) The SEC 30-day yield for Class I shares at September 30, 2006, was 3.65%.(3)

•                  For comparison, the Fund’s benchmark, the Lehman U.S. Intermediate Aggregate Index, had a return of 3.84% for the same period. The Lehman Intermediate Govt/Credit (Ex-BAA) + ABS + MBS Index had a return of 3.87% for the same period.(4)

See page 2 for additional performance information.

Management Discussion

•                  For the second year in a row, interest rates have risen substantially. Short-term rates moved in near lockstep with the 150 basis points of Federal Reserve tightening over the last 12 months. Intermediate-term bond yields (2 to 10-year maturities) rose a less dramatic 50 basis points, while yields in the 30-year portion of the Treasury yield curve rose only 20 basis points.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•                  The rate increases across all maturities over the past year masked the dramatic rate decline that occurred over the last quarter. After rising in each of the three previous quarters (September 2005 to June 2006), a sharp reversal ensued during the Fund’s fiscal fourth quarter. Specifically, in the July to September period, rates fell by 50 basis points for maturities two years and longer and produced the best quarterly return for the bond market since September 2002.

•                  The catalyst for declining interest rates in the fiscal fourth quarter was the combination of weaker economic data and a pause in Fed rate hikes.

•                  A sharp slowdown in the nation’s housing sector, coupled with continued high gasoline prices, weighed on consumer sentiment and spending in the second quarter. The real Gross Domestic Product (GDP) increased at only a 2.6% annual rate for the quarter ended June 30, 2006, down appreciably from the 5.6% rate for the quarter ended March 31, 2006. In previous quarters, home equity extraction had contributed 1% or more to GDP, but that contribution is likely to diminish over the next few quarters, primarily due to significantly slower price appreciation.

•                  According to the minutes of the September 2006 Federal Open Market Committee meeting, Fed policy makers “remain quite concerned about the outlook for inflation.” Inflation, as measured by the core Consumer Price Index (which excludes more volatile food and energy prices), registered its highest 12- month increase in over 10 years at 2.8%. However, the Fed continued to express the belief that slower projected economic growth (led by a decline in home prices and the cumulative economic impact of the 17 previous Fed rate increases) will pull inflation lower, back into the Fed’s target range of 1- 2%.

(1)       Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator and sub-adviser, the returns would be lower.

(2)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(4)       The Lehman U.S. Intermediate Aggregate Index is a broad-based index of intermediate-maturity bonds. The Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index (the “Secondary Index”) is a market-value weighted index that covers U.S. investment-grade fixed-rate bonds rated A3 or better by Moody’s Investors Service, Inc. with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both indexes are U.S. domestic, taxable and dollardenominated. The Secondary Index is included because the securities included therein are similar to those that the Fund may acquire. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

1

•                  With bond yields declining sharply over the last three months and the Federal Funds rate remaining at 5.25% at September 30, 2006, the yield curve became “inverted.” As of September 30, 2006, 2-year, 10-year and 30-year Treasury bonds all yielded between 50 and 65 basis points less than the overnight Fed Funds rate.

•                  All spread sectors outperformed U.S. Treasuries on a duration-adjusted basis over the period. The asset-backed, mortgage-backed, U.S. Government Agencies, and investment-grade credit sectors posted 0.51%, 0.35%, 0.32%, and 0.30% of excess return, respectively. The Fund continued to benefit by emphasizing the two best performing sectors (asset-backed and mortgage-backed securities), relative to its benchmark. The Fund’s percentage allocation to corporate bonds remained below 20% all year.

•                  During the period, the Fund underperformed its benchmark index. In the fiscal fourth quarter, the Fund maintained a shorter duration profile than the benchmark, which detracted from returns.

•                  Effective October 9, 2006, the Fund’s name will change to Eaton Vance-Atlanta Capital Bond Fund. The new name reflects a change in the Fund’s investment strategy regarding the maturity of its debt securities, which are no longer required to be of intermediate maturity. The Fund’s average portfolio duration is now generally expected to be between two and five years.

(1)       Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund Sector Weightings†

By net assets

†As a percentage of the Fund’s net assets of September 30, 2006. Fund sector weightings may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Lehman U.S. Intermediate Aggregate Index, a broad-based index of intermediate-maturity bonds, and the Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index, a market-value weighted index that covers U.S. investment-grade, fixed-rate bonds rated A3 or better by Moody’s, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both Indexes are U.S. domestic, taxable and dollar-denominated. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the Indexes. Class I total returns are presented at net asset value. The table includes the total returns of Class I of the Fund at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Comparison of Change in Value of a $10,000 Investment in
Eaton Vance - Atlanta Capital Intermediate Bond Fund–Class I
vs. the Lehman U.S. Intermediate Aggregate Index* and the
Lehman Govt/Credit (Ex-Baa) + ABS + MBS Index*

Performance **	Class I
Average Annual Total Returns (at net asset value)
One Year	2.83%
Life of Fund†	3.53%

† Inception Date – Class I: 4/30/02

* Source: Thomson Financial; Lehman Brothers. Class I of the Fund commenced investment operations on 4/30/02.

**Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator and sub-adviser, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 –September 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Intermediate Bond Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class I	$1,000.00	$1,029.60	$3.82	**
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.30	$3.80	**

* Expenses are equal to the Fund's annualized expense ratio of 0.75% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006.

** Absent an allocation of certain expenses to the administrator and sub-adviser, expenses would be higher.

4

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Asset Backed Securities — 5.8%
Security	Principal Amount (000's omitted)	Value
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	$252	$249,352
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	46	45,971
WFS Financial Owner Trust, 3.11%, 8/20/10	78	77,417
Total Asset Backed Securities (identified cost, $375,601)		$372,740
Corporate Bonds & Notes — 15.6%
Security	Principal Amount (000's omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$262,738
Countrywide Home Loan, 5.625%, 7/15/09	250	252,517
Emerson Electric, 7.125%, 8/15/10	200	213,826
Verizon Global Funding Corp., 7.375%, 9/1/12	250	273,778
Total Corporate Bonds & Notes (identified cost, $979,546)		$1,002,859
Collateralized Mortgage Obligations — 25.7%
Security	Principal Amount (000's omitted)	Value
Countrywide Home Loan, Series 2006-J2, Class A3, 6.00%, 4/25/36	$163	$164,872
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	10	9,800
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	13	12,604
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	146	145,265
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	128	127,815
Federal Home Loan Mortgage Corp., Series 2707, Class PD, 5.00%, 11/15/17	100	98,916
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	192	190,677
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	70	69,770
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	160	157,816

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	$85	$78,320
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	402	397,633
Prime Mortgage Trust, Series 2006-1, Class 2A4, 6.00%, 6/25/36	58	58,177
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	142	141,735
Total Collateralized Mortgage Obligations (identified cost, $1,697,300)		$1,653,400
U.S. Government Agencies — 11.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	$175	$172,352
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	200,716
Federal National Mortgage Assn., 4.375%, 9/15/12	265	257,838
Federal National Mortgage Assn., 5.00%, 3/15/16	75	75,203
Total U.S. Government Agencies (identified cost, $712,637)		$706,109
Mortgage-Backed Securities — 27.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	$170	$163,977
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	46	44,638
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	157	154,344
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	221	213,861
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	170	158,927
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	302	292,227
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	180	172,979

See notes to financial statements

5

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	$87	$83,399
Federal National Mortgage Assn., Pool #735222, 5.00%, 2/1/35	231	222,776
Federal National Mortgage Assn., Pool #735899, 5.50%, 10/1/35	160	157,924
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	110	106,019
Total Mortgage-Backed Securities (identified cost, $1,802,138)		$1,771,071
U.S. Treasury Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$100	$96,082
U.S. Treasury Note, 4.75%, 5/15/14	150	151,318
U.S. Treasury Note, 4.875%, 2/15/12	42	42,599
U.S. Treasury Strip, 0.00%, 5/15/09	95	84,288
Total U.S. Treasury Obligations (identified cost, $370,760)		$374,287
Short-Term Investments — 6.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 4.709%, 12/7/06	$450	$445,997
Total Short-Term Investments (at amortized cost, $445,997)		$445,997
Total Investments — 98.4% (identified cost $6,383,979)		$6,326,463
Other Assets, Less Liabilities — 1.6%		$105,188
Net Assets — 100.0%		$6,431,651

See notes to financial statements

6

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investments, at value (identified cost, $6,383,979)	$6,326,463
Cash	62,270
Receivable for Fund shares sold	1,698
Receivable from the administrator and sub-adviser	46,300
Interest receivable	33,268
Total assets	$6,469,999
Liabilities
Payable to affiliate for investment advisory fees	$2,128
Dividends payable	1,393
Accrued expenses	34,827
Total liabilities	$38,348
Net assets	$6,431,651
Sources of Net Assets
Paid-in capital	$6,620,017
Accumulated distributions in excess of net realized gain (computed on the basis of identified cost)	(131,461)
Accumulated undistributed net investment income	611
Net unrealized depreciation (computed on the basis of identified cost)	(57,516)
Total	$6,431,651
Class I Shares
Net Assets	$6,431,651
Shares Outstanding	671,762
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.57

Statement of Operations

For the Year Ended
September 30, 2006

Investment Income
Interest	$350,626
Total investment income	$350,626
Expenses
Investment adviser fee	$31,746
Trustees' fees and expenses	173
Legal and accounting services	28,347
Custodian fee	22,960
Registration fees	9,514
Printing and postage	5,956
Transfer and dividend disbursing agent fees	3,203
Miscellaneous	4,201
Total expenses	$106,100
Deduct — Reduction of custodian fee	$22
Allocation of expenses to the administrator and sub-adviser	46,300
Total expense reductions	$46,322
Net expenses	$59,778
Net investment income	$290,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(24,703)
Net realized loss	$(24,703)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(62,303)
Net change in unrealized appreciation (depreciation)	$(62,303)
Net realized and unrealized loss	$(87,006)
Net increase in net assets from operations	$203,842

See notes to financial statements

7

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2006	Year Ended September 30, 2005
From operations — Net investment income	$290,848	$326,187
Net realized gain (loss) from investment transactions	(24,703)	23,947
Net change in unrealized appreciation (depreciation) from investments	(62,303)	(151,581)
Net increase in net assets from operations	$203,842	$198,553
Distributions to shareholders — From net investment income Class I	$(325,319)	$(384,753)
From net realized gain Class I	—	(48,184)
Total distributions to shareholders	$(325,319)	$(432,937)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class I	$2,113,861	$2,307,472
Net asset value of shares issued to shareholders in payment of distributions declared Class I	305,678	431,626
Cost of shares redeemed Class I	(5,822,199)	(3,536,041)
Net decrease in net assets from Fund share transactions	$(3,402,660)	$(796,943)
Net decrease in net assets	$(3,524,137)	$(1,031,327)
Net Assets
At beginning of year	$9,955,788	$10,987,115
At end of year	$6,431,651	$9,955,788
Accumulated undistributed net investment income included in net assets
At end of year	$611	$5,201

See notes to financial statements

8

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.700	$9.910	$10.060	$10.370		$10.000
Income (loss) from operations
Net investment income	$0.351	$0.297	$0.268	$0.279		$0.166
Net realized and unrealized gain (loss)	(0.086)	(0.114)	(0.068)	0.038		0.397
Total income from operations	$0.265	$0.183	$0.200	$0.317		$0.563
Less distributions
From net investment income	$(0.395)	$(0.350)	$(0.311)	$(0.369)		$(0.193)
From net realized gain	—	(0.043)	(0.039)	(0.258)		—
Total distributions	$(0.395)	$(0.393)	$(0.350)	$(0.627)		$(0.193)
Net asset value — End of year	$9.570	$9.700	$9.910	$10.060		$10.370
Total Return(3)	2.83%	1.88%	2.05%	3.20%		5.67%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$6,432	$9,956	$10,987	$11,220		$12,089
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	0.75%	0.75%	0.75%	0.75%		0.75	%(4)
Expenses after custodian fee reduction(6)	0.75%	0.75%	0.75%	0.75%		0.75	%(4)
Net investment income	3.67%	3.03%	2.70%	2.76%		3.91	%(4)
Portfolio Turnover	43%	39%	71%	102	%(5)	42%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Annualized.

(5)  Revised portfolio turnover rate. The previously reported portfolio turnover rate was 1%.

(6)  The investment adviser voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.58%, 0.35%, 0.38%, 0.31% and 0.50% of average daily net assets for 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser.

See notes to financial statements

9

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Intermediate Bond Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund currently offers one class of shares. Class I shares are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Debt securities (including collateralized mortgage obligations and most mortgage backed securities ("MBS") normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Certain seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2006, the Fund, for federal income tax purposes, had a capital loss carryovers of $37,347 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers will expire on September 30, 2013 ($1,191) and September 30, 2014 ($36,156), respectively.

At September 30, 2006, net capital losses of $68,943 attributable to security transactions incurred after October 31, 2005, are treated as arising on the first day of the Fund's taxable year ending September 30, 2007.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of the distributions paid for the years ended September 30, 2006 and September 30, 2005 was as follows:

	Year Ended September 30,
	2006	2005
Distributions declared from:
Ordinary income	$325,319	$432,937

During the year ended September 30, 2006, accumulated undistributed net investment income was increased by $29,881 and accumulated distributions in excess of net realized gain was increased by $29,881, primarily due to differences between book and tax accounting for amortization and accretion on debt securities and the different treatment for paydown gains/losses on mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$2,004
Capital loss carryforward	$(37,347)
Unrealized Depreciation	$(82,687)
Other temporary differences	$(70,336)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30,
Class I	2006	2005
Sales	221,007	235,256
Issued to shareholders electing to receive payments of distributions in Fund shares	32,020	44,058
Redemptions	(608,083)	(361,108)
Net decrease	(355,056)	(81,794)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2006, the advisory fee amounted to $31,746. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. Pursuant to a voluntary expense reimbursement, EVM and Atlanta Capital were allocated $11,575 and $34,725, respectively, of the Fund's operating expenses for the year ended September 30, 2006. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2006, EVM earned $31 in sub-transfer agent fees from the Fund.

11

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Purchases and Sales of Investments

Purchases, sales and principal paydowns of investments, other than short-term obligations, aggregated $3,298,358, $6,669,636, and $20,502 respectively, for the year ended September 30, 2006.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments of the Fund at September 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,409,150
Gross unrealized appreciation	$6,773
Gross unrealized depreciation	(89,460)
Net unrealized depreciation	$(82,687)

7  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2006.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

9  Subsequent Event

Effective October 9, 2006, the Eaton Vance-Atlanta Capital Intermediate Bond Fund will change its name to Eaton Vance-Atlanta Capital Bond Fund. The new name reflects a change in the Fund's investment strategy regarding the maturity of its debt securities, which are no longer required to be of intermediate maturity. The Fund's average portfolio duration is now generally expected to be between two and five years.

12

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Investors of Eaton Vance-Atlanta Capital Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance-Atlanta Capital Intermediate Bond Fund (the "Fund") (one of the series of Eaton Vance Growth Trust) as of September 30, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2006 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006, the results of its operation for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the four years in the period then ended and the period from the start of business, April 30, 2002, to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 20, 2006

13

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

14

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

15

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance-Atlanta Capital Intermediate Bond Fund (the "Fund") with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing fixed income portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

16

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board noted that, unlike other Funds in its peer group, the Fund does not invest in BBB rated bonds, which have generally outperformed higher quality bonds during these periods. Recognizing that the Fund's performance in relation to its peer group has been adversely affected by the relatively high quality of the Fund's investment portfolio, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

17

Eaton Vance-Atlanta Capital Intermediate Bond Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Since 1989	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 168 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	168	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	168	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1989 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	168	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	168	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	168	None

Norton H. Reamer 9/21/35	Trustee	Since 1989	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	168	None

18

Eaton Vance-Atlanta Capital Intermediate Bond Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	168	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	168	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President	Since 2002(2)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 69 registered investment companies and 5 private investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 168 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999. Prior to 2005, Ms. Campbell served as Assistant Treasurer since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance's website at eatonvance.com or by calling 1-800-225-6265.

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Investment Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Intermediate Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1443-11/06  AIBSRC

Annual Report September 30, 2006

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

William R. Hackney, III, CFA

Co-Portfolio Manager

Marilyn Robinson Irvin, CFA

Co-Portfolio Manager

Paul J. Marshall, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Year

•                                          For the year ended September 30, 2006, the Fund’s Class I shares had a total return of 5.12%, the result of an increase in net asset value (NAV) per share to $11.01 on September 30, 2006, from $10.75 on September 30, 2005, and the reinvestment of $0.033 per share in dividend income and $0.252 per share in capital gains.(1)

•                                          The Fund’s Class A shares had a total return of 4.87% for the same period, the result of an increase in NAV per share to $11.51 on September 30, 2006, from $11.22 on September 30, 2005, and the reinvestment of $0.252 per share in capital gains.(1)

•                                          For comparison, the Fund’s benchmark, the S&P 500 Index, a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance, had a total return of 10.78% for the year ended September 30, 2006. The average total return of funds in the Lipper Large-Cap Growth Classification was 3.53% for the period.(2)

See page 3 for additional performance information.

Management Discussion

•                                          The stock market posted healthy gains for the 12 months ended September 30, 2006, as a result of continued strong corporate earnings growth, a stabilization of interest rates, and lower oil prices. The S&P 500 Index recorded a total return of 10.78%, with more than half of this return being recorded in the third quarter of 2006.(2)

•                                          The best performance among the 10 economic sectors that make up the S&P 500 Index was posted by the telecommunications services sector, which experienced sector consolidation and strong earnings growth during the period. The financial sector posted the second-best performance, as both banks and diversified financials racked up healthy returns. The S&P 500 Index’s telecom and financial components recorded returns of 25% and 20%, respectively, for the past 12 months.(2)

•                                          While all sectors of the S&P 500 Index posted gains over the past 12 months, the information technology and energy sectors recorded the smallest advances. Earnings growth within the technology sector slowed dramatically over the last 12 months and many tech bellwethers faced intense competition. The energy sector, which had led the market over the last two years, showed signs of weakness, as energy prices moved lower. The S&P 500 Index’s information technology and energy sectors each posted returns of approximately 3.4%.(2)

•                                          The Fund currently invests in a separate registered investment company (the Portfolio) with the same objective and policies as the Fund. Effective May 1, 2006, the name of this Portfolio was changed from Large-Cap Growth Portfolio to Large-Cap Portfolio.

•                                          The strongest price gains in the Fund were posted by the Portfolio’s materials sector, which gained 25.2% during the year ended September 30, 2006. The only sector within the Portfolio that recorded a decline was energy. During the period, the Portfolio emphasized oil service companies within the energy sector, due to their expected favorable long-term growth dynamics; however, these stocks tend to lag the energy sector as a whole. Relative to their respective weights in the S&P 500 Index, the Portfolio was underweight the energy, financials and materials sectors and had no representation in the telecommunications services and utilities sectors as of September 30, 2006. Overall, for the past 12 months, the Portfolio’s sector weighting strategy detracted from performance.(3)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2)       It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Lipper Averages are available as of month end only.

(3)       Sector weightings are subject to change due to active management.

•                                          Over the past 12 months, management generally reduced the Portfolio’s exposure to economically sensitive stocks. This was done as the pace of economic growth was expected to slow during 2006. As a result, the Portfolio’s exposure to the consumer staples sector increased somewhat, while its exposure to the energy and materials sectors declined.(1)

•                                          The Portfolio continued to pursue a high-quality growth strategy, focusing on seasoned companies with favorable long-term track records of consistent earnings growth. Since the market recovery began in 2003, the stock market has generally been led by lower-quality and value-oriented issues. This has created a challenging environment for investors pursuing a high-quality growth strategy.

•                                          The Portfolio’s stock selection was most favorable in the consumer staples sector, due to increased investor preference for consumer staples stocks in a slowing economy. The Portfolio’s stock selection was least favorable in the health care sector, due to its emphasis on medical equipment and device stocks, which were relative underperformers versus pharmaceutical stocks.

(1)       Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector*

By net assets

Information Technology	21.5%
Health Care	16.7%
Financials	15.8%
Industrials	13.2%
Consumer Staples	12.5%
Consumer Discretionary	9.6%
Energy	5.7%
Materials	2.5%

*                 As a percentage of the Portfolio’s net assets of September 30, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Holdings**

By net assets

General Electric Co.	4.1%
Cisco Systems, Inc.	3.9
Johnson & Johnson	3.2
Procter & Gamble Co.	3.0
Medtronic, Inc.	2.7
PepsiCo., Inc.	2.7
Air Products and Chemicals, Inc.	2.5
Amgen, Inc.	2.5
Microsoft Corp.	2.4
Motorola, Inc.	2.4

**          Ten Largest Holdings represented 29.4% of Portfolio net assets as of September 30, 2006. Holdings are subject to change due to active management.

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the S&P 500 Index, a broad-based, unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the S&P 500 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance-Atlanta Capital Large-Cap Growth Fund Class I vs. the S&P 500 Index*

April 30, 2002 — September 30, 2006

*         Source: Thomson Financial. Class I of the Fund commenced investment operations on 4/30/02.

A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $11,822 ($11,142 at the maximum offering price) on 9/30/06 .

Performance**	Class A	Class I
Average Annual Total Returns (at net asset value)
One Year	4.87%	5.12%
Life of Fund†	6.05%	3.05%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.12%	5.12%
Life of Fund†	3.87%	3.05%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

**          Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 –September 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$1,000.00	$6.27	**
Class I	$1,000.00	$1,001.80	$5.07	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.33	**
Class I	$1,000.00	$1,020.00	$5.11	**

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, 1.00% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investment in Large-Cap Portfolio, at value (identified cost, $22,096,631)	$26,520,012
Receivable for Fund shares sold	2,032
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	44,087
Total assets	$26,566,131
Liabilities
Payable to affiliate for distribution and service fees	$8,049
Payable for Fund shares redeemed	970
Accrued expenses	24,543
Total liabilities	$33,562
Net Assets	$26,532,569
Sources of Net Assets
Paid-in capital	$20,416,033
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,641,082
Accumulated undistributed net investment income	52,073
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,423,381
Total	$26,532,569
Class A Shares
Net Assets	$13,149,803
Shares Outstanding	1,142,604
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.51
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.51)	$12.21
Class I Shares
Net Assets	$13,382,766
Shares Outstanding	1,215,565
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.01
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2006

Investment Income
Dividends allocated from Portfolio	$367,353
Interest allocated from Portfolio	13,049
Expenses allocated from Portfolio	(246,035)
Net investment income from Portfolio	$134,367
Expenses
Trustees' fees and expenses	$173
Distribution and service fees Class A	26,277
Registration fees	25,563
Legal and accounting services	17,588
Custodian fee	13,667
Transfer and dividend disbursing agent fees	13,503
Printing and postage	7,112
Miscellaneous	3,342
Total expenses	$107,225
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$44,087
Total expense reductions	$44,087
Net expenses	$63,138
Net investment income	$71,229
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,736,483
Net realized gain	$1,736,483
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(346,066)
Net change in unrealized appreciation (depreciation)	$(346,066)
Net realized and unrealized gain	$1,390,417
Net increase in net assets from operations	$1,461,646

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2006	Year Ended September 30, 2005
From operations — Net investment income	$71,229	$197,301
Net realized gain from investment transactions	1,736,483	2,159,823
Net change in unrealized appreciation (depreciation) from investments	(346,066)	648,671
Net increase in net assets from operations	$1,461,646	$3,005,795
Distributions to shareholders — From net investment income Class A	$—	$(10,539)
Class I	(89,933)	(150,767)
From net realized gain Class A	(60,458)	(9,743)
Class I	(684,414)	(72,286)
Total distributions to shareholders	$(834,805)	$(243,335)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$15,665,326	$1,314,171
Class I	5,280,036	5,941,499
Net asset value of shares issued to shareholders in payment of distributions declared Class A	52,131	19,542
Class I	774,347	223,053
Cost of shares redeemed Class A	(5,089,629)	(3,175,767)
Class I	(21,841,903)	(8,091,042)
Net decrease in net assets from Fund share transactions	$(5,159,692)	$(3,768,544)
Net decrease in net assets	$(4,532,851)	$(1,006,084)
Net Assets
At beginning of year	$31,065,420	$32,071,504
At end of year	$26,532,569	$31,065,420
Accumulated undistributed net investment income included in net assets
At end of year	$52,073	$70,777

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of year	$11.220	$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.016	$0.044	$(0.004)
Net realized and unrealized gain	0.526	0.908	0.324
Total income from operations	$0.542	$0.952	$0.320
Less distributions
From net investment income	$—	$(0.027)	$—
From net realized gain	(0.252)	(0.025)	—
Total distributions	$(0.252)	$(0.052)	$—
Net asset value — End of period	$11.510	$11.220	$10.320
Total Return(3)	4.87%	9.23%	3.20%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$13,150	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.25%	1.25%	1.25	%(5)
Expenses after custodian fee reduction(4)(6)	1.25%	1.25%	1.25	%(5)
Net investment income (loss)	0.14%	0.40%	(0.04	)%(5)
Portfolio Turnover of the Portfolio	46%	45%	35%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.17%, 0.07% and 0.08% of average daily net assets for 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.750	$9.900	$9.070	$7.400	$10.000
Income (loss) from operations
Net investment income	$0.034	$0.064	$0.020	$0.020	$0.004
Net realized and unrealized gain (loss)	0.511	0.862	0.829	1.660	(2.604)
Total income (loss) from operations	$0.545	$0.926	$0.849	$1.680	$(2.600)
Less distributions
From net investment income	$(0.033)	$(0.051)	$(0.019)	$(0.010)	$—
From net realized gain	(0.252)	(0.025)	—	—	—
Total distributions	$(0.285)	$(0.076)	$(0.019)	$(0.010)	$—
Net asset value — End of year	$11.010	$10.750	$9.900	$9.070	$7.400
Total Return(3)	5.12%	9.37%	9.36%	22.72%	(26.00)%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$13,383	$28,637	$28,079	$26,154	$16,869
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.00%	1.00%	1.00%	1.00%	1.00	%(5)
Expenses after custodian fee reduction(4)(6)	1.00%	1.00%	1.00%	1.00%	1.00	%(5)
Net investment income	0.32%	0.61%	0.20%	0.24%	0.12	%(5)
Portfolio Turnover of the Portfolio	46%	45%	35%	34%	11%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.17%, 0.07%, 0.08%, 0.15% and 0.38% of average daily net assets for 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Portfolio (the Portfolio) (formerly Large-Cap Growth Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.6% at September 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of the distributions paid for the years ended September 30, 2006 and September 30, 2005 was as follows:

	Year Ended September 30,
	2006	2005
Distributions declared from:

Ordinary income	$89,933	$163,870

Long-term capital gain	$744,872	$46,539

Short-term capital gain	$—	$32,926

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$52,073
Accumulated undistributed net realized gain	$1,685,152
Unrealized gain	$4,379,311

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2006	2005
Sales	1,368,368	119,927
Issued to shareholders electing to receive payments of distributions in Fund shares	4,613	1,789
Redemptions	(446,876)	(292,045)
Net increase (decrease)	926,105	(170,329)
	Year Ended September 30,
Class I	2006	2005
Sales	490,168	576,023
Issued to shareholders electing to receive payments of distributions in Fund shares	71,765	21,345
Redemptions	(2,010,097)	(771,174)
Net decrease	(1,448,164)	(173,806)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the year ended September 30, 2006, the administrator of the Fund and sub-adviser of the Portfolio, Atlanta Capital Management, LLC (Atlanta Capital) have agreed to reimburse the Fund's other expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceed 0.35% (annually) of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM and Atlanta Capital were allocated $16,957 and $27,130, respectively, of the Fund's operating expenses for the year ended September 30, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2006, EVM received $401 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,255 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2006. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plan

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2006 amounted to $26,277 for Class A shares.

6  Contingent Deferred Sales Charge

Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) were subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Effective September 15, 2006, all purchases of Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge in the event of redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders for the year ended September 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2006, aggregated $20,960,643 and $27,023,062, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance-Atlanta Capital Large-Cap
Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 20, 2006

12

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. The Fund designates approximately $367,271, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2006 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund designates $744,872 as a capital gain dividend.

13

Large-Cap Portfolio as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 97.5%
Security	Shares	Value
Aerospace & Defense — 1.3%
United Technologies Corp.	5,400	$342,090
		$342,090
Beverages — 4.2%
Coca-Cola Co. (The)	9,000	$402,120
PepsiCo, Inc.	11,000	717,860
		$1,119,980
Biotechnology — 3.7%
Amgen, Inc.(1)	9,200	$658,076
Genentech, Inc.(1)	4,000	330,800
		$988,876
Capital Markets — 5.5%
Bank of New York Co., Inc. (The)	13,300	$468,958
Merrill Lynch & Co., Inc.	7,200	563,184
SEI Investments Co.	7,500	421,425
		$1,453,567
Chemicals — 2.5%
Air Products and Chemicals, Inc.	10,000	$663,700
		$663,700
Commercial Banks — 1.6%
Wachovia Corp.	7,400	$412,920
		$412,920
Communications Equipment — 6.3%
Cisco Systems, Inc.(1)	44,700	$1,028,100
Motorola, Inc.	25,600	640,000
		$1,668,100
Computer Peripherals — 1.1%
Apple Computer, Inc.(1)	3,700	$285,011
		$285,011

Security	Shares	Value
Consumer Finance — 3.4%
American Express Co.	10,500	$588,840
Capital One Financial Corp.	4,000	314,640
		$903,480
Diversified Financial Services — 2.0%
Citigroup, Inc.	10,800	$536,436
		$536,436
Electrical Equipment — 2.2%
Emerson Electric Co.	7,000	$587,020
		$587,020
Electronic Equipment & Instruments — 2.6%
CDW Corp.	6,000	$370,080
Molex, Inc.	8,000	311,760
		$681,840
Energy Equipment & Services — 4.0%
Baker Hughes, Inc.	7,500	$511,500
National-Oilwell Varco, Inc.(1)	9,300	544,515
		$1,056,015
Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	10,100	$501,768
Sysco Corp.	7,000	234,150
Walgreen Co.	7,100	315,169
		$1,051,087
Health Care Equipment & Supplies — 8.6%
Biomet, Inc.	12,100	$389,499
DENTSPLY International, Inc.	14,400	433,584
Medtronic, Inc.	15,500	719,820
St. Jude Medical, Inc.(1)	8,800	310,552
Varian Medical Systems, Inc.(1)	8,200	437,798
		$2,291,253
Household Products — 4.4%
Colgate-Palmolive Co.	5,800	$360,180
Procter & Gamble Co.	13,000	805,740
		$1,165,920

See notes to financial statements

14

Large-Cap Portfolio as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Industrial Conglomerates — 5.2%
3M Co.	4,000	$297,680
General Electric Co.	31,000	1,094,300
		$1,391,980
Insurance — 3.3%
AFLAC, Inc.	9,900	$453,024
American International Group, Inc.	6,600	437,316
		$890,340
Internet Software & Services — 1.4%
eBay, Inc.(1)	13,200	$374,352
		$374,352
IT Services — 4.9%
Automatic Data Processing, Inc.	6,000	$284,040
Cognizant Technology Solutions Corp., Class A(1)	4,000	296,240
First Data Corp.	10,331	433,902
Fiserv, Inc.(1)	6,000	282,540
		$1,296,722
Machinery — 4.5%
Dover Corp.	8,400	$398,496
Illinois Tool Works, Inc.	12,000	538,800
Pentair, Inc.	9,900	259,281
		$1,196,577
Media — 0.9%
Omnicom Group, Inc.	2,700	$252,720
		$252,720
Multiline Retail — 4.0%
Kohl's Corp.(1)	7,800	$506,376
Target Corp.	10,000	552,500
		$1,058,876
Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.	7,300	$461,360
		$461,360

Security	Shares	Value
Pharmaceuticals — 4.4%
Abbott Laboratories	6,500	$315,640
Johnson & Johnson	13,200	857,208
		$1,172,848
Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	15,400	$316,778
Linear Technology Corp.	15,000	466,800
		$783,578
Software — 2.4%
Microsoft Corp.	23,500	$642,255
		$642,255
Specialty Retail — 3.3%
Lowe's Companies, Inc.	15,000	$420,900
Staples, Inc.	19,000	462,270
		$883,170
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	4,000	$350,480
		$350,480
Total Common Stocks (identified cost $21,527,762)		$25,962,553
Total Investments — 97.5% (identified cost $21,527,762)		$25,962,553
Other Assets, Less Liabilities — 2.5%		$672,515
Net Assets — 100.0%		$26,635,068

(1)  Non-income producing security.

See notes to financial statements

15

Large-Cap Portfolio as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investments, at value (identified cost, $21,527,762)	$25,962,553
Cash	550,242
Receivable for investments sold	349,663
Dividends and interest receivable	27,371
Total assets	$26,889,829
Liabilities
Payable for investments purchased	$208,155
Payable for investment advisory fees	13,807
Accrued expenses	32,799
Total liabilities	$254,761
Net Assets applicable to investors' interest in Portfolio	$26,635,068
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$22,200,277
Net unrealized appreciation (computed on the basis of identified cost)	4,434,791
Total	$26,635,068

Statement of Operations

For the Year Ended
September 30, 2006

Investment Income
Dividends	$368,819
Interest	13,102
Total investment income	$381,921
Expenses
Investment adviser fee	$184,429
Trustees' fees and expenses	1,725
Custodian fee	30,750
Legal and accounting services	24,451
Miscellaneous	7,107
Total expenses	$248,462
Deduct — Reduction of custodian fee	$4
Reduction of investment adviser fee	1,441
Total expense reductions	$1,445
Net expenses	$247,017
Net investment income	$134,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,740,774
Net realized gain	$1,740,774
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(345,535)
Net change in unrealized appreciation (depreciation)	$(345,535)
Net realized and unrealized gain	$1,395,239
Net increase in net assets from operations	$1,530,143

See notes to financial statements

16

Large-Cap Portfolio as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2006	Year Ended September 30, 2005
From operations — Net investment income	$134,904	$263,367
Net realized gain from investment transactions	1,740,774	2,164,518
Net change in unrealized appreciation (depreciation) from investments	(345,535)	624,117
Net increase in net assets from operations	$1,530,143	$3,052,002
Capital transactions — Contributions	$20,960,643	$7,284,542
Withdrawals	(27,023,062)	(11,296,626)
Net decrease in net assets from operations	$(6,062,419)	$(4,012,084)
Net decrease in net assets	$(4,532,276)	$(960,082)
Net Assets
At beginning of year	$31,167,344	$32,127,426
At end of year	$26,635,068	$31,167,344

See notes to financial statements

17

Large-Cap Portfolio as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.87%	0.83%	0.83%	0.80%	0.92	%(2)
Expenses after custodian fee reduction(3)	0.87%	0.83%	0.83%	0.80%	0.92	%(2)
Net investment income	0.48%	0.78%	0.37%	0.44%	0.20	%(2)
Portfolio Turnover	46%	45%	35%	34%	11%
Total Return	5.25%	9.53%	9.55%	22.95%	(25.97)%
Net assets, end of year (000's omitted)	$26,635	$31,167	$32,127	$29,536	$17,157

(1)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment advisory fee (equal to 0.01%, less than 0.01%, less than 0.01%, 0.04% and 0.06% of average daily net assets for 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver was borne by the sub-adviser.

See notes to financial statements

18

Large-Cap Portfolio as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Large-Cap Portfolio (formerly Large-Cap Growth Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2006, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefor. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

19

Large-Cap Portfolio as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2006, the advisory fee amounted to $184,429. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2006, BMR waived $1,441 of its advisory fee. Atlanta Capital, in turn, waived $1,441 of its sub-advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $13,006,658 and $19,399,963, respectively, for the year ended September 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,572,404
Gross unrealized appreciation	$4,836,938
Gross unrealized depreciation	(446,789)
Net unrealized appreciation	$4,390,149

20

Large-Cap Portfolio as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2006.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

21

Large-Cap Portfolio as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Large-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Large-Cap Portfolio (The Portfolio), including the portfolio of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended, and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly in all material respects, the financial position of Large-Cap Portfolio as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended, and the period from the start of business, April 30, 2002, to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 20, 2006

22

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Large-Cap Growth Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the Sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

24

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies, which generally have underperformed lower quality companies in recent years. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Portfolio's management fee and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

25

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and President of the Portfolio	Trustee of the Trust since 1989; Trustee and President of the Portfolio since 2001	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 168 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	168	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	168	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 2001 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	168	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	168	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	168	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	168	None

26

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2001	Professor of Law, University of California at Los Angeles School of Law.	168	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	168	None

Principal Officers who are not Trustee(s)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust; Vice President of the Portfolio	President of the Trust since 2002 and Vice President of the Portfolio since 2001(2)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 69 registered investment companies and 5 private investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

Marilyn Robinson Irvin 6/17/58	Vice President of the Portfolio	Since 2001	Senior Vice President and Principal of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

Paul J. Marshall 5/2/65	Vice President of the Portfolio	Since 2001	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 93 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2001	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 168 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

27

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-11/06  ALCGSRC

Annual Report September 30, 2006

EATON VANCE-
ATLANTA
CAPITAL
SMALL-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

William O. Bell, IV, CFA
Co-Portfolio Manager

William R. Hackney, III, CFA
Co-Portfolio Manager

W. Matthew Hereford, CFA
Co-Portfolio Manager

Charles B. Reed, CFA
Co-Portfolio Manager

The Fund

Performance for the Past Year

•                                          For the year ended September 30, 2006, the Fund’s Class I shares had a total return of 7.55%, the result of an increase in net asset value (NAV) per share to $13.01 on September 30, 2006, from $12.98 on September 30, 2005, and the reinvestment of $0.891 per share in capital gains.(1)

•                                          The Fund’s Class A shares had a total return of 7.34% for the same period, the result of a decrease in NAV per share to $12.48 on September 30, 2006, from $12.51 on September 30, 2005, and the reinvestment of $0.891 per share in capital gains.(1)

•                                          For comparison, the Fund’s benchmark, the Russell 2000 Index, a market-capitalization weighted index of 2,000 small company stocks, had a total return of 9.92% for the year ended September 30, 2006. The average total return of funds in the Lipper Small-Cap Core Classification was 7.56% for the period.(2)

See page 3 for additional performance information.

Management Discussion

•                                          The market environment for small-capitalization equities was favorable over the year ended September 30, 2006. Small-cap stocks, as measured by the Russell 2000 Index, rose almost 10%, with most of the gain in the first three months of 2006. We are now in the seventh year in a row that the Russell 2000 Index has outperformed the larger-capitalization, “blue chip” S&P 500 Index.(2)

•                                          Sector performance within the Russell 2000 Index showed strength across the board, with all sectors producing positive returns over the last year. Financials led the way with a 21% price gain. Health care and information technology each recorded double digit gains.

•                                          The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund (the “Portfolio”). Management continued to strive to add value through a high-quality investment discipline and portfolio stock selection, not by significantly over-weighting or underweighting particular economic sectors versus the Fund’s benchmark. As a result, the Portfolio’s sector weights generally have not had significant influence on the performance of the Fund. As of September 30, 2006, the Portfolio was broadly diversified across all major economic sectors of the Russell 2000 Index, and the sector weights are roughly in line with their respective weights in the Russell 2000 Index.(2),(3)

•                                          The Fund posted solid returns for the period but lagged the returns of the Russell 2000 Index.2 The Fund’s underperformance versus its benchmark can be attributed primarily to the weak relative performance of higher-quality stocks, particularly in the industrials and consumer discretionary sectors of the Portfolio. Lower-quality issues generally outpaced higher-quality stocks over the past 12 months. However, while lower-quality, higher-beta issues have outperformed for three consecutive years, this trend began to reverse towards the end of the one-year period ended September 30, 2006, with higher-quality stocks outperforming.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Lipper Averages are available as of month end only.

(3)       Sector weightings are subject to change due to active management.

1

•                                          The Portfolio benefited from positive stock selection during the period in the health care and financial sectors, which have experienced merger & acquisition activity during the period.

•                                          Management continued to believe that successful investing requires in-depth fundamental research, broad diversification, a long-term orientation and an emphasis on quality companies. At the end of the period, the Portfolio was invested in 62 companies, broadly diversified among nine economic sectors.1

•                                          Effective January 1, 2007, the Fund will change its name to Eaton Vance-Atlanta Capital SMID-Cap Fund, and the Portfolio in which it invests will change its name to SMID-Cap Portfolio. This name change reflects a change in the investment strategy, also effective January 1, 2007, which provides that the Portfolio will normally invest in common stocks of companies having market capitalizations within the range of companies that make up the Russell 2500 Index (“small to mid-cap stocks”). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small to mid-cap stocks.

(1) Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector*

By net assets

*                 As a percentage of the Portfolio’s net assets of September 30, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Holdings**

By net assets

FactSet Research Systems, Inc.	3.1%
Genlyte Group, Inc. (The)	2.9
Affiliated Managers Group, Inc.	2.8
RLI Corp.	2.7
ANSYS, Inc.	2.5
Landauer, Inc.	2.5
Scansource, Inc.	2.4
Aaron Rents, Inc.	2.4
Seacost Banking Corp. of Florida	2.3
Jack Henry & Associates, Inc.	2.2

**  Ten Largest Holdings represented 25.8% of Portfolio net assets as of September 30, 2006. Holdings are subject to change due to active management.

2

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Russell 2000 Index, a market-capitalization index of small-company stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the Russell 2000 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comparison of Change in Value of a $10,000 Investment in

Eaton Vance-Atlanta Capital Small-Cap Fund Class I vs. the Russell 2000 Index*

April 30, 2002 – September 30, 2006

*         Source: Thomson Financial. Class I of the Fund commenced investment operations on 4/30/02.

A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $13,572 ($12,792 at the maximum offering price) on 9/30/06.

Performance**	Class A	Class I
Average Annual Total Returns (at net asset value)
One Year	7.34%	7.55%
Life of Fund†	11.31%	8.09%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.19%	7.55%
Life of Fund†	9.02%	8.09%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

**          Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 – September 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Small-Cap Fund

	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 – 9/30/06)
Actual
Class A	$1,000.00	$982.70	$7.95	**
Class I	$1,000.00	$983.40	$6.71	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.00	$8.09	**
Class I	$1,000.00	$1,018.30	$6.83	**

* Expenses are equal to the Fund's annualized expense ratio of 1.60% for Class A shares and 1.35% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

4

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investment in Small-Cap Portfolio, at value (identified cost, $14,112,728)	$18,753,321
Receivable for Fund shares sold	165,634
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	49,491
Total assets	$18,968,446
Liabilities
Payable for Fund shares redeemed	$12,015
Payable to affiliate for distribution and service fees	3,902
Accrued expenses	22,463
Total liabilities	$38,380
Net Assets	$18,930,066
Sources of Net Assets
Paid-in capital	$12,900,246
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,389,227
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,640,593
Total	$18,930,066
Class A Shares
Net Assets	$7,073,205
Shares Outstanding	566,613
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.48
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.48)	$13.24
Class I Shares
Net Assets	$11,856,861
Shares Outstanding	911,135
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.01
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2006

Investment Income
Dividends allocated from Portfolio	$187,289
Interest allocated from Portfolio	15,873
Expenses allocated from Portfolio	(227,346)
Net investment loss from Portfolio	$(24,184)
Expenses
Trustees' fees and expenses	172
Distribution and service fees Class A	12,740
Registration fees	23,313
Legal and accounting services	16,318
Custodian fee	13,511
Transfer and dividend disbursing agent fees	8,909
Printing and postage	7,075
Miscellaneous	3,257
Total expenses	$85,295
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$49,491
Total expense reductions	$49,491
Net expenses	$35,804
Net investment loss	$(59,988)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,770,386
Net realized gain	$1,770,386
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(372,248)
Net change in unrealized appreciation (depreciation)	$(372,248)
Net realized and unrealized gain	$1,398,138
Net increase in net assets from operations	$1,338,150

See notes to financial statements

5

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) Year Ended Year Ended in Net Assets	September 30, 2006	September 30, 2005
From operations — Net investment loss	$(59,988)	$(81,262)
Net realized gain from investment transactions	1,770,386	1,538,404
Net change in unrealized appreciation (depreciation) from investments	(372,248)	1,457,173
Net increase in net assets from operations	$1,338,150	$2,914,315
Distributions to shareholders — From net realized gain Class A	$(103,880)	$(14,957)
Class I	(1,270,994)	(183,342)
Total distributions to shareholders	$(1,374,874)	$(198,299)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$8,297,073	$784,614
Class I	1,848,413	3,291,922
Net asset value of shares issued to shareholders in payment of distributions declared Class A	82,332	13,997
Class I	1,157,973	167,385
Cost of shares redeemed Class A	(2,906,065)	(830,337)
Class I	(8,946,998)	(3,491,680)
Net decrease in net assets from Fund share transactions	$(467,272)	$(64,099)
Net increase (decrease) in net assets	$(503,996)	$2,651,917
Net Assets
At beginning of year	$19,434,062	$16,782,145
At end of year	$18,930,066	$19,434,062

See notes to financial statements

6

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of year	$12.510	$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.063)	$(0.077)	$(0.044)
Net realized and unrealized gain	0.924	1.903	0.854
Total income from operations	$0.861	$1.826	$0.810
Less distributions
From net realized gain	$(0.891)	$(0.126)	$—
Total distributions	$(0.891)	$(0.126)	$—
Net asset value — End of year	$12.480	$12.510	$10.810
Total Return(3)	7.34%	16.97%	8.10%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$7,073	$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.60%	1.60%	1.60	%(5)
Expenses after custodian fee reduction(4)(6)	1.60%	1.60%	1.60	%(5)
Net investment loss	(0.52)%	(0.66)%	(0.51	)%(5)
Portfolio Turnover of the Portfolio	34%	38%	28%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.27%, 0.27% and 0.43% of average daily net assets for 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements

7

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$12.980	$11.180	$9.550	$7.710	$10.000
Income (loss) from operations
Net investment loss	$(0.032)	$(0.050)	$(0.031)	$(0.024)	$(0.007)
Net realized and unrealized gain (loss)	0.953	1.976	1.661	1.864	(2.283)
Total income (loss) from operations	$0.921	$1.926	$1.630	$1.840	$(2.290)
Less distributions
From net realized gain	$(0.891)	$(0.126)	$—	$—	$—
Total distributions	$(0.891)	$(0.126)	$—	$—	$—
Net asset value — End of year	$13.010	$12.980	$11.180	$9.550	$7.710
Total Return(3)	7.55%	17.30%	17.07%	23.87%	(22.90)%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$11,857	$18,110	$15,616	$10,815	$6,976
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)(6)	1.35%	1.35%	1.35%	1.35%	1.37	%(5)
Expenses after custodian fee reduction(4)(6)	1.35%	1.35%	1.35%	1.35%	1.35	%(5)
Net investment loss	(0.25)%	(0.42)%	(0.29)%	(0.28)%	(0.20	)%(5)
Portfolio Turnover of the Portfolio	34%	38%	28%	54%	17%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.27%, 0.27%, 0.43%, 0.77% and 1.32% of average daily net assets for 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements

8

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (83.3% at September 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

The tax character of distributions declared for the years ended September 30, 2006 and September 30, 2005 was as follows:

	Year Ended September 30,
	2006	2005
Distributions declared from:

Long-term capital gain	$1,374,874	$198,299

During the year ended September 30, 2006, paid-in capital was increased by $1, accumulated net investment loss was decreased by $59,988, and accumulated undistributed net realized gain was decreased by $59,989 primarily due to differences between book and tax accounting treatment of net operating losses. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$132,928
Accumulated undistributed net realized gain	$1,406,568
Unrealized gain	$4,490,324

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2006	2005
Sales	694,140	67,087
Issued to shareholders electing to receive payments of distributions in Fund shares	7,019	1,196
Redemptions	(240,363)	(70,341)
Net increase (decrease)	460,796	(2,058)
	Year Ended September 30,
Class I	2006	2005
Sales	144,039	272,644
Issued to shareholders electing to receive payments of distributions in Fund shares	94,838	13,822
Redemptions	(722,808)	(288,411)
Net decrease	(483,931)	(1,945)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the year ended September 30, 2006, the administrator of the Fund and sub-adviser of the Portfolio, Atlanta Capital Management, LLC (Atlanta Capital) have agreed to reimburse the Fund's other expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM and Atlanta Capital were allocated $12,373 and $37,118, respectively, of the Fund's operating expenses for the year ended September 30, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2006, EVM received $239 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

(EVD), a subsidiary of EVM and the Fund's principal underwriter, received $841 as its portion of the sales charge on sales of fund shares for the year ended September 30, 2006. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plan

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2006 amounted to $12,740 for Class A shares.

6  Contingent Deferred Sales Charge

Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) were subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge in the event of redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders for the year ended September 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2006, aggregated $9,981,558, and $12,008,839, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

9  Subsequent Event

Effective January 1, 2007, the Eaton Vance-Atlanta Capital Small-Cap Fund will change its name to Eaton Vance-Atlanta Capital SMID-Cap Fund and its investment policy will be changed to state that the Portfolio will normally invest in common stocks of small to mid-sized companies having market capitalizations within the range of companies comprising the Russell 2500 Index ("small to mid-cap stocks"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small to mid-cap stocks.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the four years in the period then ended and the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 20, 2006

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of capital gains dividends.

Capital Gains Dividends. The Fund designates $1,374,874 as a capital gain dividend.

Small-Cap Portfolio as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.2%
Security	Shares	Value
Air Freight & Logistics — 2.2%
Forward Air Corp.	14,700	$486,423
		$486,423
Airlines — 1.8%
SkyWest, Inc.	16,900	$414,388
		$414,388
Automobiles — 1.0%
Winnebago Industries	7,400	$232,212
		$232,212
Building Products — 1.0%
Simpson Manufacturing Co., Inc.	8,000	$216,240
		$216,240
Capital Markets — 2.8%
Affiliated Managers Group, Inc.(1)	6,300	$630,693
		$630,693
Commercial Banks — 8.1%
Capital City Bank Group, Inc.	14,000	$435,400
PrivateBancorp, Inc.	7,300	333,756
Seacoast Banking Corp. of Florida	17,420	526,084
UCBH Holdings, Inc.	17,700	309,042
Westamerica Bancorporation	4,200	212,142
		$1,816,424
Commercial Services & Supplies — 8.6%
ABM Industries, Inc.	16,260	$305,037
Adesa, Inc.	14,000	323,540
Advisory Board Co., (The)(1)	5,600	282,912
Brady Corp., Class A	9,000	316,440
FTI Consulting, Inc.(1)	10,000	250,600
McGrath Rentcorp	10,000	256,000
Mine Safety Appliances Co.	5,600	199,584
		$1,934,113

Security	Shares	Value
Containers & Packaging — 1.7%
AptarGroup, Inc.	7,600	$386,688
		$386,688
Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc.(1)	6,800	$283,764
Matthews International Corp., Class A	13,000	478,530
		$762,294
Diversified Financial Services — 2.2%
Financial Federal Corp.	18,400	$493,120
		$493,120
Electric Utilities — 1.0%
ALLETE, Inc.	5,133	$223,029
		$223,029
Electrical Equipment — 2.9%
Genlyte Group, Inc. (The)(1)	9,200	$655,040
		$655,040
Electronic Equipment & Instruments — 4.2%
National Instruments Corp.	14,550	$397,797
Scansource, Inc.(1)	18,000	545,940
		$943,737
Energy Equipment & Services — 2.0%
Hydril Co.(1)	5,000	$280,300
Oil States International, Inc.(1)	6,100	167,750
		$448,050
Food & Staples Retailing — 2.3%
Casey's General Stores, Inc.	12,100	$269,467
Ruddick Corp.	9,700	252,491
		$521,958
Food Products — 1.0%
Tootsie Roll Industries, Inc.	7,900	$231,549
		$231,549

See notes to financial statements

Small-Cap Portfolio as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Gas Utilities — 2.0%
Energen Corp.	5,200	$217,724
Piedmont Natural Gas Co., Inc.	9,000	227,790
		$445,514
Health Care Equipment & Supplies — 6.6%
ICU Medical, Inc.(1)	8,800	$400,224
Mentor Corp.	6,500	327,535
Meridian Bioscience, Inc.	12,800	300,928
Young Innovations, Inc.	13,000	467,480
		$1,496,167
Health Care Providers & Services — 7.8%
CorVel Corp.(1)	6,900	$242,052
inVentiv Health, Inc.(1)	8,000	256,240
Landauer, Inc.	11,000	558,250
Owens & Minor, Inc.	11,300	371,657
PSS World Medical, Inc.(1)	16,200	323,838
		$1,752,037
Hotels, Restaurants & Leisure — 6.4%
Ambassadors Group, Inc.	10,400	$294,112
Applebee's International, Inc.	10,300	221,553
IHOP Corp.	4,700	217,845
International Speedway Corp., Class A	6,700	333,928
Sonic Corp.(1)	17,062	385,772
		$1,453,210
Industrial Conglomerates — 1.0%
Raven Industries, Inc.	7,600	$228,076
		$228,076
Insurance — 5.7%
Alfa Corp.	15,900	$274,593
Midland Co.	9,100	394,212
RLI Corp.	12,100	614,559
		$1,283,364
Media — 1.7%
Harte-Hanks, Inc.	14,500	$382,075
		$382,075

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.1%
Berry Petroleum Co.	9,200	$259,072
Holly Corp.	4,800	207,984
		$467,056
Real Estate Investment Trusts (REITs) — 1.6%
Universal Health Realty Income Trust	10,200	$365,670
		$365,670
Semiconductors & Semiconductor Equipment — 1.1%
Varian Semiconductor Equipment Associates, Inc.(1)	6,750	$247,725
		$247,725
Software — 10.6%
ANSYS, Inc.(1)	13,000	$574,340
FactSet Research Systems, Inc.	14,600	709,122
Jack Henry & Associates, Inc.	23,100	502,887
Kronos, Inc.(1)	9,800	334,082
Manhattan Associates, Inc.(1)	11,400	275,196
		$2,395,627
Specialty Retail — 2.4%
Aaron Rents, Inc.	23,300	$535,434
		$535,434
Total Common Stocks (identified cost $16,036,068)		$21,447,913
Total Investments — 95.2% (identified cost $16,036,068)		$21,447,913
Other Assets, Less Liabilities — 4.8%		$1,076,098
Net Assets — 100.0%		$22,524,011

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Portfolio as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

Assets
Investments, at value (identified cost, $16,036,068)	$21,447,913
Cash	1,255,416
Receivable for investments sold	108,129
Interest and dividends receivable	29,346
Total assets	$22,840,804
Liabilities
Payable for investments purchased	$269,699
Payable to affiliate for investment advisory fees	17,799
Accrued expenses	29,295
Total liabilities	$316,793
Net Assets applicable to investors' interest in Portfolio	$22,524,011
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$17,112,166
Net unrealized appreciation (computed on the basis of identified cost)	5,411,845
Total	$22,524,011

Statement of Operations

For the Year Ended
September 30, 2006

Investment Income
Dividends	$223,549
Interest	18,976
Total investment income	$242,525
Expenses
Investment adviser fee	$221,385
Trustees' fees and expenses	173
Custodian fee	27,062
Legal and accounting services	22,142
Miscellaneous	2,037
Total expenses	$272,799
Deduct — Reduction of custodian fee	$5
Reduction of investment adviser fee	1,352
Total expense reductions	$1,357
Net expenses	$271,442
Net investment loss	$(28,917)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,065,592
Net realized gain	$2,065,592
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(396,870)
Net change in unrealized appreciation (depreciation)	$(396,870)
Net realized and unrealized gain	$1,668,722
Net increase in net assets from operations	$1,639,805

See notes to financial statements

Small-Cap Portfolio as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2006	Year Ended September 30, 2005
From operations — Net investment loss	$(28,917)	$(67,705)
Net realized gain from investment transactions	2,065,592	1,788,869
Net change in unrealized appreciation (depreciation) from investments	(396,870)	1,736,811
Net increase in net assets from operations	$1,639,805	$3,457,975
Capital transactions — Contributions	$11,128,257	$4,906,236
Withdrawals	(13,007,237)	(5,034,006)
Net decrease in net assets from capital transactions	$(1,878,980)	$(127,770)
Net increase (decrease) in net assets	$(239,175)	$3,330,205
Net Assets
At beginning of year	$22,763,186	$19,432,981
At end of year	$22,524,011	$22,763,186

See notes to financial statements

Small-Cap Portfolio as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.23%	1.25%	1.28%	1.05%	0.92	%(2)
Expenses after custodian fee reduction(3)	1.23%	1.25%	1.28%	1.05%	0.90	%(2)
Net investment income (loss)	(0.13)%	(0.31)%	(0.22)%	0.03%	0.23	%(2)
Portfolio Turnover	34%	38%	28%	54%	17%
Total Return	7.67%	17.42%	17.15%	24.24%	(22.75)%
Net assets, end of year (000's omitted)	$22,524	$22,763	$19,433	$14,462	$13,765

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01%, 0.01%, 0.01%, 0.28% and 0.73% of average daily net assets for 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver was borne by the sub-adviser.

See notes to financial statements

Small-Cap Portfolio as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2006, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 83.3% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefor. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Dividend income may include dividends that represent return of capital for federal income tax purposes. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Small-Cap Portfolio as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2006, the investment adviser fee amounted to $221,385. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2006, BMR waived $1,352 of its advisory fee. Atlanta Capital, in turn, waived $1,352 of its sub-advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $7,307,607 and $9,859,126, respectively, for the year ended September 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,219,420
Gross unrealized appreciation	$5,416,608
Gross unrealized depreciation	(188,115)
Net unrealized appreciation	$5,228,493

Small-Cap Portfolio as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2006.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial Statement disclosures.

7  Subsequent Event

Effective on or about January 1, 2007, the Small-Cap Portfolio will change its name to SMID-Cap Portfolio and its investment policy will be changed to state that the Portfolio will normally invest in common stocks of small to mid-sized companies having market capitalizations within the range of companies comprising the Russell 2500 Index ("small to mid-cap stocks"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small to mid-cap stocks.

Small-Cap Portfolio as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Small-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Small-Cap Portfolio (the Portfolio), including the portfolio of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended, and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Small-Cap Portfolio as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended, and the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 20, 2006

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Small-Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

period ended September 30, 2005 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies, which generally have underperformed lower quality companies in recent years. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Portfolio's and the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and President of the Portfolio	Trustee of the Trust since 1989; Trustee and President of the Portfolio since 2001	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 168 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	168	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	168	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 2001 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	168	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	168	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	168	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	168	None

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2001	Professor of Law, University of California at Los Angeles School of Law.	168	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	168	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust and Vice President of the Portfolio	President of the Trust since 2002 and Vice President of the Portfolio since 2001(2)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 69 registered investment companies and 5 private investment companies managed by EVM or BMR.

William O. Bell, IV 7/26/73	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

W. Matthew Hereford 6/21/72	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Previously, Portfolio Manager with INVESCO (1998-2002). Officer of 1 registered investment company managed by EVM 0r BMR.

Charles B. Reed 10/9/65	Vice President of the Portfolio	Since 2001	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 93 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2001	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 168 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser of Small-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Small-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Small-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Small-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-11/06  ASCSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund, Eaton Vance-Atlanta Capita Small-Cap Fund, Eaton Vance-Atlanta Capital Bond Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2005 and September 30, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$9,834	$10,180

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,090	$6,320

All Other Fees(3)	$0	$0

Total	$15,924	$16,500

Eaton Vance-Atlanta Capital Small-Cap Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$8,725	$9,030

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,090	$6,320

All Other Fees(3)	$0	$0

Total	$14,815	$15,350

Eaton Vance-Atlanta Capital Bond Fund

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$20,110	$20,860

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,405	$6,650

All Other Fees(3)	$0	$0

Total	$26,515	$27,510

(1)                               Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                               Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                               All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31 or September 30).  In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP (“PWC) as a principal accountant and other Series have Deloitte & Touche LLP (“D&T”) as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series’ respective principal accountant for the last two fiscal years of each Series.

	8/31/05		9/30/05		8/31/06		9/30/06
Fiscal Years Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T
Audit Fees	$67,800	$21,885	$0	$37,220	$74,200	$22,670	$0	$43,070

Audit-Related Fees(1)	0	0	0	0	0	0	0	0

Tax Fees(2)	$29,725	$11,130	0	$18,585	$31,500	$11,550	0	$19,290

All Other Fees(3)	0	0	0	0	0	0	0	0

Total	$97,525	$33,015	$0	$55,805	$105,700	$34,220	$0	$62,360

(1)                               Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                               Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                               All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2005 and September 30, 2006, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series’ respective principal accountant for the last 2 fiscal years of each Series.

	8/31/05		9/30/05		8/31/06		9/30/06
Fiscal Years Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T
Registrant(1)	$29,725	$11,130	$0	$18,585	$31,500	$11,550	$0	$19,290

Eaton Vance(2)	$98,305	$223,443	$33,235	$223,443	$83,416	$42,100	$68,486	$72,100

(1)          Includes all of the Series of the Trust.

(2)          During the fiscal years reported above, two of the Funds was a “feeder” fund in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 20, 2006

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	November 20, 2006